K&L Gates LLP
1601 K Street, N.W.
Washington, DC 20006
T +1 202 778 9000 F +1 202 778 9100 klgates.com

September 30, 2015

EDGAR FILING

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	American Beacon Funds

File Nos. 033-11387 and 811-04984

Post-Effective Amendment No. 231

Ladies and Gentlemen:

Pursuant to Section 8(c) of the Securities Act of 1933, as amended (the “1933 Act”), and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the American Beacon Funds (the “Trust”) is Post-Effective Amendment No. 231 to the Trust’s currently effective Registration Statement on Form N-1A relating to American Beacon Grosvenor Long/Short Fund (the “Fund”), a series of the Trust. This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Trust.

The purposes of this filing are to: (1) respond to comments from the staff of the U.S. Securities and Exchange Commission (the “SEC”) on Post-Effective Amendment No. 216 (“PEA No. 216”) to the Registration Statement, that was filed with the SEC pursuant to Rule 485(a) of the 1933 Act on April 2, 2015; (2) file exhibits that were not included with PEA No. 216; and (3) make other clarifying, updating and stylistic changes.

The Trust elects that this filing become effective immediately upon filing, pursuant to Rule 485(b) under the 1933 Act. If you have any questions or comments concerning the foregoing, please call me at (202) 778-9015.

Very truly yours,

/s/ Kathy K. Ingber

Kathy K. Ingber

Attachments

cc:	Rosemary Behan

American Beacon Advisors, Inc.